091-17414

| For Internal Use Only | | Submit 1 Original | | OMB Approval No.: |
|---|---|---|---|---|
| Sec File No. 91 - | | and 9 Copies | | Expires: |
| | | | | Estimated average burden hours per response: 2.00 |

SEC Mail Processing Section
JUL 10 2014
Washington DC
404

# UNITED STATES
## SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

## FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchan[redacted]**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

14010793

**Part I** — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**NYSE Arca, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Open-end Management Investment Company**

3. Class of New Derivative Securities Product:
**Investment Company Units**

4. Name of Underlying Instrument:
**BofA ML California Long-Term Core Plus Municipal Securities Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
**Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**PWZ**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
**OTC**

8. Settlement Methodology of New Derivative Securities Product:
**Regular way trades settle on T+3/Book entry only held in DTC.**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not applicable.**

RECEIVED
2014 JUL 10 PM 12:40
SEC / MR

**Part II** — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
**Martha Redding**

Title:
**Chief Counsel and Assistant Corporate Secretary**

Telephone Number:
**(212) 656-2938**

Manual Signature of Official Responsible for Form:

**July 8, 2014**

SEC 2449 (1/99)

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | [illegible] |
| Rule | [illegible] |
| Public Availability: | JUL 10 2014 |

Martha Redding
*Chief Counsel*
*Assistant Corporate Secretary*

RECEIVED
2014 JUL 10 PM 12:35
SEC / MR

NYSE Arca, Inc.
20 Broad Street

New York, NY 10005

tel: 212.656.2938
mredding@nyx.com

NYSE

SEC
Mail Processing
Section
JUL 10 2014
Washington DC
404

**Via Overnight Mail**

July 8, 2014

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **POWERSHARES EXCHANGE TRADED FUND TRUST II**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

| | |
|---|---|
| **PowerShares National AMT-Free Municipal Bond Portfolio** | **PZA** |
| **PowerShares New York AMT-Free Municipal Bond Portfolio** | **PZT** |
| **PowerShares California AMT-Free Municipal Bond Portfolio** | **PWZ** |

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 10 2014 |